Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Other tax payables	$ 2,018,564	$ 4,386,517
Accruals for user incentive programs	1,863,526
Accrued expenses	1,840,150	2,772,237
Accrued loss contingencies relating litigation and asserted claims	676,526	2,872,150
Others	285,769	655,614
Total	6,684,535	$ 10,686,518
Value-added tax payable	$ 1,400,000